Financial Expenses, Net (Details) - Schedule of financial expenses, net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance expenses:
Bank fees and interest	$ (121)	$ (152)	$ (166)
Issuance expenses		(156)	(447)
Changes financial liabilities at fair value through profit or loss, including day 1 loss			(5,649)
Total finance expenses	(121)	(308)	(6,262)
Changes in financial liabilities at fair value through profit or loss, including day 1 loss	961	3,245	3,050
Changes in financial assets at fair value through profit or loss	80
Interest received	8	14	4
Exchange differences	14	289	24
Total financing income	1,063	3,548	3,078
Financing income (expenses), net	$ 942	$ 3,240	$ (3,184)